Interests in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance Sheet:
Current assets	$ 9,616	$ 9,587
Non-current assets	14,121	13,517
Total assets	23,737	23,104
Total liabilities	(6,630)	(6,486)
Total shareholders’ equity	15,969	15,435
Operating results:
Operating income	(574)	(670)	$ (1,958)
Net income	473	231	$ (616)
Blue Sky
Balance Sheet:
Current assets	56,911	46,297
Non-current assets	26,544	25,847
Total assets	83,455	72,144
Total liabilities	(36,948)	(45,372)
Total shareholders’ equity	46,507	26,772
Operating results:
Net sales	62,234	43,226
Operating income	4,439	3,841
Net income	3,863	3,473
Jia Huan
Balance Sheet:
Current assets	21,374	22,021
Non-current assets	4,570	2,079
Total assets	25,944	26,100
Total liabilities	(10,215)	(11,694)
Total shareholders’ equity	15,729	14,406
Operating results:
Net sales	16,301	16,684
Operating income	32	1,586
Net income	$ 597	$ 1,564